Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings

	December 31, 2012	December 31, 2011
Commerzbank, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$137,383	$115,827
BNP Paribas S.A. and DVB Bank SE	58,361	36,175
DVB Bank SE and ABN AMRO Bank N.V.	42,034	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	49,209	46,500
Eurobank Ergasias S.A. $52.0 million	45,894	18,200
ABN AMRO Bank N.V	47,298	53,260
Norddeutsche Landesbank Girozentrale	24,971	—
DVB Bank SE and Credit Agricole Corporate and Investment Bank	49,943	—
Ship Mortgage Notes	505,000	505,000

Total borrowing	992,493	843,383
Less: current portion	(19,724)	(11,928)
Add: bond premium	1,593	2,028

Total long-term borrowings	$974,362	$833,483

Long-Term Debt Obligations

December 31, 2012
Long-Term Debt Obligations:
Year
December 31, 2013	$19,724
December 31, 2014	20,376
December 31, 2015	20,627
December 31, 2016	66,976
December 31, 2017	567,776
December 31, 2018 and thereafter	297,014

Total	$992,493